Quarterly Holdings Report
for
Fidelity® Magellan℠ ETF
April 30, 2026
MAE-NPRT3-0626
1.9900251.105
Common Stocks - 98.5%
	Shares	Value ($)
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,688	5,817,329
UNITED STATES - 96.2%
Communication Services - 5.6%
Entertainment - 1.8%
Netflix Inc (a)	49,091	4,595,408
Interactive Media & Services - 3.8%
Meta Platforms Inc Class A	15,592	9,540,901
TOTAL COMMUNICATION SERVICES		14,136,309
Consumer Discretionary - 11.8%
Broadline Retail - 6.5%
Amazon.com Inc (a)	62,063	16,450,419
Hotels, Restaurants & Leisure - 2.9%
Hilton Worldwide Holdings Inc	12,269	3,976,015
Marriott International Inc/MD Class A1	9,637	3,485,606
		7,461,621
Specialty Retail - 2.4%
AutoZone Inc (a)	759	2,811,359
O'Reilly Automotive Inc (a)	31,797	3,160,622
		5,971,981
TOTAL CONSUMER DISCRETIONARY		29,884,021
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	4,307	4,369,581
Financials - 12.2%
Banks - 2.4%
JPMorgan Chase & Co	19,227	6,022,473
Capital Markets - 5.0%
CME Group Inc Class A	10,539	3,033,335
Interactive Brokers Group Inc Class A	39,786	3,162,987
Moody's Corp	7,136	3,295,762
S&P Global Inc	7,117	3,069,064
		12,561,148
Consumer Finance - 1.2%
American Express Co	10,006	3,232,438
Financial Services - 3.6%
Mastercard Inc Class A	8,220	4,134,002
Visa Inc Class A	14,961	4,934,737
		9,068,739
TOTAL FINANCIALS		30,884,798
Health Care - 4.1%
Health Care Equipment & Supplies - 0.6%
Medline Inc Class A	36,407	1,619,019
Health Care Providers & Services - 3.5%
Cencora Inc	9,066	2,792,418
HCA Healthcare Inc	6,544	2,843,041
McKesson Corp	3,818	3,112,434
		8,747,893
TOTAL HEALTH CARE		10,366,912
Industrials - 15.2%
Aerospace & Defense - 4.0%
GE Aerospace	14,427	4,182,820
HEICO Corp Class A	12,944	2,705,555
TransDigm Group Inc	2,768	3,210,825
		10,099,200
Building Products - 1.4%
Trane Technologies PLC	7,167	3,530,033
Commercial Services & Supplies - 3.3%
Cintas Corp	16,160	2,823,314
Republic Services Inc	13,057	2,731,786
Rollins Inc	49,169	2,740,188
		8,295,288
Construction & Engineering - 2.4%
API Group Corp (a)	52,640	2,406,700
Quanta Services Inc	5,015	3,649,767
		6,056,467
Electrical Equipment - 1.5%
Eaton Corp PLC	8,991	3,893,193
Machinery - 2.6%
Cummins Inc	4,818	3,232,926
Westinghouse Air Brake Technologies Corp	12,749	3,440,828
		6,673,754
TOTAL INDUSTRIALS		38,547,935
Information Technology - 40.4%
Communications Equipment - 2.9%
Arista Networks Inc (a)	22,957	3,964,904
Motorola Solutions Inc	7,574	3,325,213
		7,290,117
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	25,852	3,807,224
Semiconductors & Semiconductor Equipment - 24.3%
Advanced Micro Devices Inc (a)	18,131	6,427,258
Analog Devices Inc	9,100	3,660,566
Broadcom Inc	34,559	14,425,963
KLA Corp	2,997	5,245,799
Lam Research Corp	17,125	4,415,853
NVIDIA Corp	137,170	27,375,017
		61,550,456
Software - 10.4%
Cadence Design Systems Inc (a)	12,389	4,083,290
Microsoft Corp	43,374	17,687,050
Synopsys Inc (a)	9,386	4,529,684
		26,300,024
Technology Hardware, Storage & Peripherals - 1.3%
Seagate Technology Holdings PLC	4,865	3,277,258
TOTAL INFORMATION TECHNOLOGY		102,225,079
Materials - 4.0%
Chemicals - 1.5%
Linde PLC	7,342	3,679,370
Construction Materials - 2.5%
Martin Marietta Materials Inc	5,340	3,305,834
Vulcan Materials Co	10,064	3,036,711
		6,342,545
TOTAL MATERIALS		10,021,915
Real Estate - 1.2%
Health Care REITs - 1.2%
Welltower Inc	14,717	3,198,593
TOTAL UNITED STATES		243,635,143
TOTAL COMMON STOCKS (Cost $193,699,672)		249,452,472

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $193,699,672)	249,452,472
NET OTHER ASSETS (LIABILITIES) - 1.5%	3,764,377
NET ASSETS - 100.0%	253,216,849

Legend

(a)	Non-income producing.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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